Yukon Resources Corp.
206-475 Howe St.
Vancouver, B.C.
Canada, V6C 2B3

Tel: (604) 629-1075
Fax: (604) 685-7955

September 15, 2004

VIA Courier & Electronic Filing

US Securities and Exchange Commission
SEC Office of Small Business
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Yukon Resources Corp. (the “Company”) - Form SB-2 Enclosed

The Company is submitting the enclosed Form SB-2 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version.

We look forward to working with you on the SB-2 review process. Please fax a copy of our comment letter to us at 604 685-7955. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

Yukon Resources Corp.

/s/ T. Donaldson

Per:
Thornton J. Donaldson
President

Encls.